As filed with the Securities and Exchange Commission on January 9, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS (+)
November 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.7%
	Business Services - 15.8%
145,174	OptimizerRx Corp. *	$1,553,362
14,200	PayPal Holdings, Inc. *	1,533,742
27,000	YY, Inc. - Class A - ADR *^	1,722,330
71,975	Zillow Group, Inc. - Class C *	2,817,821
		7,627,255
	Calculating and Accounting Machines (No Electronic Computers) - 3.1%
207,000	USA Technologies, Inc. *	1,480,050
	Communications Equipment Manufacturing - 3.4%
271,740	Powerfleet, Inc. *	1,638,592
	Computer Peripheral Equipment - 3.0%
163,411	Immersion Corp. *	1,103,024
11,000	Impinj, Inc. *	347,160
		1,450,184
	Computer Programming and Data Processing - 18.7%
2,000	Alphabet, Inc. - Class C *	2,609,920
8,000	Facebook, Inc. - Class A *	1,613,120
9,300	MongoDB, Inc. - Class A *	1,382,910
30,000	Tencent Holdings Ltd. - (HK) (a)	1,265,855
69,317	Twitter, Inc. *	2,142,588
		9,014,393
	Direct Mail Advertising Services - 2.0%
78,000	SharpSpring, Inc. *	981,240
	Electronic Computers - 1.8%
3,300	Apple, Inc.	881,925
	Offices & Clinics of Doctors of Medicine - 0.8%
4,400	Teladoc Health, Inc. *	368,456
	Patent Owners and Lessors - 9.7%
529,096	Digital Turbine, Inc. *	4,698,373
	Personal Services - 3.9%
54,000	Yelp, Inc. - Class A *	1,872,720
	Prepackaged Software - 22.0%
87,636	Cloudera, Inc. *	865,844
80,399	Inspired Entertainment, Inc. *	561,989
3,000	Instructure, Inc. *	159,720
7,500	Paylocity Holding Corp. *	917,400
22,560	SINA Corp. *^	787,118
34,000	Square, Inc. - Class A *	2,350,080
33,000	Tabula Rasa HealthCare, Inc. *	1,472,130
33,800	Twilio, Inc. - Class A *	3,490,864
		10,605,145
	Radio, Television, and Publishers' Advertising Representatives - 4.7%
133,000	Yext, Inc. *	2,295,580
	Savings Institutions, Federally Chartered - 3.9%
42,185	E*TRADE Financial Corp.	1,868,796

		Semiconductors and Related Devices - 1.9%
35,400		CEVA, Inc. *	917,568
		State Commercial Banks - 2.0%
41,940		First Ineternet Bancorp	952,038
		TOTAL COMMON STOCKS (Cost $28,070,632)	46,652,315
		MONEY MARKET FUND - 3.4%
1,637,670		First American Government Obligations Fund - Class X, 1.56% (b)	1,637,670
		TOTAL MONEY MARKET FUND (Cost $1,637,670)	1,637,670
		TOTAL INVESTMENTS (Cost $29,708,302) - 100.1%	48,289,985
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(60,265)
		TOTAL NET ASSETS - 100.0%	$48,229,720

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 2 Security.
	(b)	7-day yield.
	ADR	American Depositary Receipt.
	(HK)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
	(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2019:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$10,605,145	$-		$-	$10,605,145
Computer Programing and Data Processing	7,748,538	1,265,855	(a)	-	9,014,393
Business Services	7,627,255	-		-	7,627,255
Patent Owners and Lessors	4,698,373	-		-	4,698,373
Radio, Television, and Publishers' Advertising Representatives	2,295,580	-		-	2,295,580
Personal Services	1,872,720	-		-	1,872,720
Savings Institutions, Federally Chartered	1,868,796	-		-	1,868,796
Communications Equipment	1,638,592	-		-	1,638,592
Calculating and Accounting Machines (No Electronic Computers)	1,480,050	-		-	1,480,050
Computer Peripheral Equipment	1,450,184	-		-	1,450,184
Direct Mail Advertising Services	981,240	-		-	981,240
State Commercial Banks	952,038	-		-	952,038
Semiconductors and Related Devices	917,568	-		-	917,568
Electronic Computers	881,925	-		-	881,925
Offices & Clinics of Doctors of Medicine	368,456	-		-	368,456
Total Common Stocks	45,386,460	1,265,855		-	46,652,315

Short Term Investment
Money Market Fund	1,637,670	-		-	1,637,670

Total Investments in Securities	$47,024,130	$1,265,855		$-	$48,289,985

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (+)
November 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.1%
	Biological Products, (No Diagnostic Substances) - 4.7%
25,000	Aerie Pharmaceuticals, Inc. *	$474,750
17,000	Precision BioSciences, Inc. *	302,090
		776,840
	Bituminous Coal and Lignite Surface Mining - 2.1%
4,800	Arch Coal, Inc. - Class A	355,728
	Business Services - 9.0%
48,200	OptimizeRx Corp. *	515,740
9,000	YY, Inc. - Class A - ADR *^	574,110
10,000	Zillow Group, Inc. - Class C *	391,500
		1,481,350
	Calculating and Accounting Machines (No Electronic Computers) - 2.8%
64,000	USA Technologies, Inc. *	457,600
	Chemical and Fertilizer Mineral Mining - 1.6%
32,200	Nexa Resources SA ^	273,378
	Computer Peripheral Equipment - 2.8%
52,700	Immersion Corp. *	355,725
3,400	Impinj, Inc. *	107,304
		463,029
	Computer Programming & Data Processing - 2.7%
3,000	MongoDB, Inc. - Class A *	446,100
	Crude Petroleum and Natural Gas - 1.5%
24,000	Callon Petroleum Co. *	87,600
12,000	Carrizo Oil & Gas, Inc. *	76,920
40,000	Ring Energy, Inc. *	76,800
		241,320
	Eating Places - 2.2%
9,000	BJ's Restaurants, Inc.	370,350
	Family Clothing Stores - 5.5%
40,000	American Eagle Outfitters, Inc.	598,800
12,000	Urban Outfitters, Inc. *	307,920
		906,720
	Industrial Organic Chemicals - 5.4%
57,046	Codexis, Inc. *	886,495
	Medical Laboratories - 0.6%
5,167	CareDx, Inc. *	106,027
	Miscellaneous Business Services - 1.6%
5,600	NV5 Global, Inc. *	269,304
	Offices & Clinics of Doctors of Medicine - 0.8%
1,500	Teladoc Health, Inc. *	125,610
	Patent Owners & Lessors - 2.5%
46,000	Digital Turbine, Inc. *	408,480
	Personal Services - 3.8%
18,000	Yelp, Inc. - Class A *	624,240

		Pharmaceutical Preparations - 15.8%
26,000		ChemoCentryx, Inc. *	788,580
16,734		Esperion Therapeutics, Inc. *	859,458
88,500		Harrow Health, Inc. *	553,125
61,000		NeuBase Therapeutics, Inc. *	411,750
			2,612,913
		Prepackaged Software - 9.2%
26,100		Cloudera, Inc. *	257,868
26,000		Inspired Entertainment, Inc. *	181,740
1,000		Instructure, Inc. *	53,240
2,400		Paylocity Holding Corp. *	293,568
6,800		SINA Corp. *^	237,252
11,000		Tabula Rasa HealthCare, Inc. *	490,710
			1,514,378
		Radio, Television, and Publishers' Advertising Representatives - 4.6%
44,000		Yext, Inc. *	759,440
		Real Estate - 2.4%
23,400		Rafael Holdings, Inc. - Class B*	395,928
		Savings Institutions, Not Federally Chartered - 0.9%
8,770		First Northwest Bancorp	154,615
		Semiconductors and Related Devices - 1.7%
10,700		CEVA, Inc. *	277,344
		State Commercial Banks - 1.9%
13,770		First Internet Bancorp	312,579
		Surgical and Medical Instruments and Apparatus - 13.0%
208,200		Alphatec Holdings, Inc. *	1,467,810
70,000		iCAD, Inc. *	525,700
7,200		Intersect ENT, Inc. *	156,096
			2,149,606
		TOTAL COMMON STOCKS (Cost $12,525,968)	16,369,374
		WARRANTS - 0.0%
12,750		TearLab Corp. *(a)	–
		TOTAL WARRANTS (Cost $0)	–
		MONEY MARKET FUND - 1.0%
166,744		First American Government Obligations Fund - Class X, 1.56% (b)	166,744
		TOTAL MONEY MARKET FUND (Cost $166,744)	166,744
		TOTAL INVESTMENTS (Cost $12,692,712) - 100.1%	16,536,118
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(16,627)
		TOTAL NET ASSETS - 100.0%	$16,519,491

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 3 Security.
	(b)	7-day yield.
	ADR	American Depositary Receipt.
	(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2019:

	Level 1	Level 2	Level 3		Total
Common Stocks
Pharmaceutical Preparations	$2,612,913	$-	$-		$2,612,913
Surgical and Medical Instruments and Apparatus	2,149,606	-	-		2,149,606
Prepackaged Software	1,514,378	-	-		1,514,378
Business Services	1,481,350	-	-		1,481,350
Family Clothing Stores	906,720	-	-		906,720
Industrial Organic Chemicals	886,495	-	-		886,495
Biological Products, (No Diagnostic Substances)	776,840	-	-		776,840
Radio, Television, and Publishers' Advertising Representatives	759,440	-	-		759,440
Personal Services	624,240	-	-		624,240
Computer Peripheral Equipment	463,029	-	-		463,029
Calculating and Accounting Machines (No Electronic Computers)	457,600	-	-		457,600
Computer Programming and Data Processing	446,100	-	-		446,100
Patent Owneres & Lessors	408,480	-	-		408,480
Real Estate	395,928	-	-		395,928
Eating Places	370,350	-	-		370,350
Bituminous Coal and Lignite Surface Mining	355,728	-	-		355,728
State Commercial Banks	312,579	-	-		312,579
Semiconductors and Related Devices	277,344	-	-		277,344
Chemical and Fertilizer Mineral Mining	273,378	-	-		273,378
Miscellaneous Business Services	269,304	-	-		269,304
Crude Petroleum & Natural Gas	241,320	-	-		241,320
Savings Institutions, Not Federally Chartered	154,615	-	-		154,615
Office and Clinics of Doctors of Medicine	125,610	-	-		125,610
Medical Laboratories	106,027	-	-		106,027
Total Common Stocks	16,369,374	-	-		16,369,374

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	166,744	-	-		166,744

Total Investments in Securities	$16,536,118	$-	$-		$16,536,118

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (+)
November 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.7%
	Advertising - 0.5%
297,428	IZEA Worldwide, Inc. *	$75,844
	Apparel and Accessory Stores - 3.9%
162,000	RTW RetailWinds, Inc. *	217,080
33,800	Tilly's, Inc. - Class A	333,268
		550,348
	Biological Products, (No Diagnostic Substances) - 5.6%
50,000	IMV, Inc. *^	136,000
6,900	Krystal Biotech, Inc. *	389,919
15,000	Precision BioSciences, Inc. *	266,550
		792,469
	Bottled & Canned Soft Drinks & Carbonated Waters - 0.2%
40,000	Reed's, Inc. *	26,440
	Business Services - 4.6%
40,793	OptimizeRx Corp. *	436,485
390,000	Score Media and Gaming, Inc. - (CAD)*	208,462
		644,947
	Calculating and Accounting Machines (No Electronic Computers) - 2.8%
55,000	USA Technologies, Inc. *	393,250
	Communications Equipment - 4.6%
107,599	Powerfleet, Inc. *	648,822
	Computer & Office Equipment - 1.3%
10,000	IntriCon Corp. *	188,200
	Computer Communications Equipment - 2.6%
107,879	Lantronix, Inc. *	360,316
	Computer Peripheral Equipment - 4.9%
56,000	Identiv, Inc. *	306,320
42,374	Immersion Corp. *	286,025
3,000	Impinj, Inc. *	94,680
		687,025
	Direct Mail Advertising Services - 2.3%
26,000	SharpSpring, Inc. *	327,080
	Eating Places - 4.1%
7,600	BJ's Restaurants, Inc.	312,740
25,000	The Habit Restaurants, Inc. - Class A *	266,000
		578,740
	Gold and Silver Ores - 0.8%
440,000	Solitario Zinc Corp. *	118,800
	Hobby, Toy & Game Shops - 1.2%
58,000	Build-A-Bear Workshop, Inc. *	174,000
	Industrial Organic Chemicals - 4.7%
43,006	Codexis, Inc. *	668,313
	Lumber and Other Construction Materials - 2.8%
57,600	Aspen Aerogels, Inc. *	392,256
	Management Consulting Services - 1.7%
80,000	Medicine Man Technologies, Inc. *	243,200

		Medical Laboratories - 0.6%
4,033		CareDx, Inc. *	82,757
		Medicinal Chemicals and Botanical Products - 0.6%
25,000		ChromaDex Corp. *	91,000
		Patent Owners and Lessors - 7.5%
119,300		Digital Turbine, Inc. *	1,059,384
		Pharmaceutical Preparations - 14.1%
22,700		ChemoCentryx, Inc. *	688,491
60,000		DiaMedica Therapeutics, Inc. *	189,000
6,200		Esperion Therapeutics, Inc. *	318,432
41,889		Harrow Health, Inc. *	261,806
48,500		NeuBase Therapeutics, Inc. *	327,375
14,500		Omeros Corp. *	214,600
			1,999,704
		Prepackaged Software - 2.1%
20,900		Inspired Entertainment, Inc. *	146,091
60,000		Qumu Corp. *	153,000
			299,091
		Real Estate - 3.8%
110,000		Leju Holdings Ltd. - ADR *^	195,800
20,100		Rafael Holdings, Inc. - Class B *	340,092
			535,892
		Savings Institutions, Not Federally Chartered - 0.9%
7,338		First Northwest Bancorp	129,369
		Semiconductors and Related Devices - 2.2%
9,940		CEVA, Inc. *	257,645
160,000		Netlist, Inc. *	53,120
			310,765
		State Commercial Banks - 1.9%
11,615		First Internet Bancorp	263,660
		Surgical and Medical Instruments and Apparatus - 13.4%
141,500		Alphatec Holdings, Inc. *	997,575
99,160		iCAD, Inc. *	744,692
7,000		Intersect ENT, Inc. *	151,760
			1,894,027
		TOTAL COMMON STOCKS (Cost $9,925,154)	13,535,699
		WARRANTS - 0.0%
9,750		TearLab Corp. *(a)	–
		TOTAL WARRANTS (Cost $0)	–
		MONEY MARKET FUND - 3.7%
524,239		First American Government Obligations Fund - Class X, 1.56% (b)	524,239
		TOTAL MONEY MARKET FUND (Cost $524,239)	524,239
		TOTAL INVESTMENTS (Cost $10,449,393) - 99.4%	14,059,938
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	84,740
		TOTAL NET ASSETS - 100.0%	$14,144,678

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 3 Security.
	(b)	7-day yield.
	ADR	American Depositary Receipt.
	(CAD)	Security denominated in Canadian dollars. Value translated into U.S. Dollars.
	(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Micro Cap Growth Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of November 30, 2019:

	Level 1	Level 2	Level 3		Total
Common Stocks
Pharmaceutical Preparations	$1,999,704	$-	$-		$1,999,704
Surgical and Medical Instruments and Apparatus	1,894,027	-	-		1,894,027
Patent Owners and Lessors	1,059,384	-	-		1,059,384
Biological Products, (No Diagnostic Substances)	792,469	-	-		792,469
Computer Peripheral Equipment	687,025	-	-		687,025
Industrial Organic Chemicals	668,313	-	-		668,313
Communications Equipment	648,822	-	-		648,822
Business Services	644,947	-	-		644,947
Eating Places	578,740	-	-		578,740
Apparel and Accessory Stores	550,348	-	-		550,348
Real Estate	535,892	-	-		535,892
Calculating and Accounting Machines (No Electronic Computers)	393,250	-	-		393,250
Lumber and Other Construction Materials	392,256	-	-		392,256
Computer Communications Equipment	360,316	-	-		360,316
Direct Mail Advertising Services	327,080	-	-		327,080
Semiconductors and Related Devices	310,765	-	-		310,765
Prepackaged Software	299,091	-	-		299,091
State Commercial Banks	263,660	-	-		263,660
Management Consulting Services	243,200	-	-		243,200
Computer & Office Equipment	188,200	-	-		188,200
Hobby, Toy & Game Shops	174,000	-	-		174,000
Savings Institutions, Not Federally Chartered	129,369	-	-		129,369
Gold and Silver Ores	118,800	-	-		118,800
Medicinal Chemicals and Botanical Products	91,000	-	-		91,000
Medical Laboratories	82,757	-	-		82,757
Advertising	75,844	-	-		75,844
Bottled & Canned Soft Drinks & Carbonated Waters	26,440	-	-		26,440
Total Common Stocks	13,535,699	-	-		13,535,699

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	524,239	-	-		524,239

Total Investments in Securities	$14,059,938	$-	$-		$14,059,938

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                         Ryan Jacob, President/Principal Executive Officer

Date   January 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
                                         Ryan Jacob, President/ Principal Executive Officer

Date   January 8, 2020

By (Signature and Title) /s/ Francis Alexander
                                        Francis Alexander, Treasurer/Principal Financial Officer

Date   January 8, 2020